CAPITAL MANAGEMENT	12 Months Ended
Dec. 31, 2020
Disclosure Of Additional Information [Abstract]
CAPITAL MANAGEMENT	CAPITAL MANAGEMENT
The primary objective of managing the group's capital is to ensure that there is sufficient capital available to support the funding requirements of the group, including capital expenditure, in a way that optimises the cost of capital, maximises shareholders' returns and ensures that the group remains in a sound financial position.

The capital structure of the group consists of net debt (borrowings as detailed in note 26, offset by cash and bank balances detailed in note 24) and equity of the group (comprising share capital and premium and accumulated reserves and non-controlling interests).

The group manages and makes adjustments to the capital structure as opportunities arise in the market place, as and when borrowings mature, or as and when funding is required. This may take the form of raising equity, market or bank debt or hybrids thereof.

The group manages capital using various financial metrics including the ratio of Adjusted net debt to Adjusted EBITDA (gearing). Both the calculation of Adjusted net debt and Adjusted EBITDA are based on the formula included in the Revolving Credit Agreements. The loan covenant ratio of Adjusted net debt to Adjusted EBITDA should not exceed 3.5 times. The facility also makes provision for the ability of the group to have a leverage ratio of greater than 3.5 times but less than 4.5 times, subject to certain conditions, for one measurement period not exceeding six months, during the tenor of the facility.

The group had no major issuance of equity during the year.

A full analysis of the borrowings as presented on the statement of financial position in included in note 26. In addition, during April 2020 the $700m rated bonds entered into during April 2010 were fully repaid and cancelled. During the second half of 2020 the Company concluded a 10-year $700m bond offering, priced at 3.75% per annum. The bonds were issued on 1 October 2020 with semi-annual coupons payable in April and October each year and the bonds are repayable on 1 October 2030.

The $750m, $300m and the new $700m rated bonds are fully and unconditionally guaranteed by the group.

The interest margin on the five-year unsecured multi-currency syndicated revolving credit facility of $1.4bn with a group of banks will reduce should the group’s credit rating improve from its current BB+/Baa3 status and should increase if its credit rating worsens. The A$500m portion of this facility will be used to fund the working capital and development costs associated with the group's mining operations within Australia without eroding the group's headroom under its other facilities and exposing the group to foreign exchange gains/losses each quarter.

Amounts are converted to US dollars at year end exchange rates.
Gearing ratio (Adjusted Net debt to Adjusted EBITDA)

	US Dollars
Figures in millions	2020	2019	2018

Adjusted net debt from continuing operations
Borrowings - non-current portion (note 26)	1,789	1,299	1,911
Lease liabilities - non-current portion (note 16)	116	126
Borrowings - current portion (note 26)	142	734	139
Lease liabilities - current portion (note 16)	37	45	—
Total borrowings	2,084	2,204	2,050
Less: cash and cash equivalents (note 24)	(1,330)	(456)	(329)
Net debt	754	1,748	1,721

Adjustments:
IFRS16 lease adjustments	(106)	(119)	—
Corporate office lease	—	—	(9)
Unamortised portion of borrowing costs	23	16	13
Cash restricted for use (note 23)	(73)	(64)	(66)
Adjusted net debt	597	1,581	1,659

The Adjusted EBITDA calculation included in this note is based on the formula included in the Revolving Credit Agreements for compliance with the debt covenant formula.
Adjusted EBITDA from continuing operations
Profit (loss) before taxation	1,589	619	445
Add back:
Finance costs and unwinding of obligations (note 7)	177	172	168
Interest income	(27)	(14)	(8)
Amortisation of tangible, intangible and right of use assets (note 4)	570	583	558
Other amortisation	6	6	11
Associates and joint ventures’ adjustments for amortisation, interest, taxation and other	168	149	158
EBITDA	2,483	1,515	1,332

Adjustments:
Foreign exchange and other (gains) losses	—	12	9
Dividend income	(2)	—	(2)
Retrenchment and related costs	2	7	4
Care and maintenance costs (note 6)	—	47	39
Impairment, derecognition of assets and (profit) loss on disposal	1	6	7
Profit on disposal of joint ventures	(19)	—	—
Loss (gain) on non-hedge derivatives and other commodity contracts	5	(5)	2
Associates and joint ventures’ share of costs	—	(2)	(3)
Adjusted EBITDA (as defined in the Revolving Credit Agreements)	2,470	1,580	1,388
Gearing ratio (Adjusted net debt to Adjusted EBITDA)	0.24:1	1.00:1	1.20:1
Maximum debt covenant ratio allowed per agreement	3.5:1	3.5:1	3.5:1